Related Party Transactions	9 Months Ended	12 Months Ended
	Oct. 14, 2021	Dec. 31, 2021
Related Party Transactions
8. Related Parties
ICE Management and Technical Support
In December 2018, we entered into an intercompany services agreement with ICE to provide management and technical support services. For the period October 15, 2021 through December 31, 2021 and January 1, 2021 through October 14, 2021 and the year ended December 31, 2020, expenses of $0, $1.5 million and $3.1 million, respectively have been recorded in connection with this agreement and are reflected as “Related party expenses (affiliate in Predecessor periods)” in the statements of operations. Prior to the Business Combination, ICE also made various payroll distributions and payments to vendors on behalf of Opco and made unitary state income taxes on behalf of DACC Technologies, Inc., and Digital Asset Custody Company, Inc. (collectively with DACC Technologies, Inc., “DACC”).
Upon consummation of the Business Combination, we entered into a Transition Services Agreement (“TSA”) with ICE in which ICE will provide insurance, digital warehouse, data center, technical support, and other transition-related services in exchange for quarterly service fees to be paid by us. We recognized $0.6 million of expense related to the TSA for the period from October 15, 2021 through December 31, 2021, which is reflected as “Related party expenses (affiliate in Predecessor periods)” in the statements of operations and “Due to related party (affiliate in Predecessor period)” in the balance sheets.
Purchase and Sale Agreement with Executive
A Company executive was a party to the Purchase and Sale Agreement entered into during April 2019, by and among, DACC, the Company, and each of the sellers of DACC. The Company executive owned approximately three percent of DACC’s equity prior to the sale and was paid approximately $0.2 million as consideration for the shares owned at closing and additional amount of less than $0.1 million upon the release of the escrow amount during 2020.
Triparty Agreements
The Triparty Agreement entered into in August 2019 provides for IFUS to list for trading one or more digital currency futures and/or options contracts, and for ICUS to serve as the clearing house to provide central counterparty and ancillary services for such contracts. The Triparty Agreement also governs our PDF Contracts (Note 2). The PDF Contracts generally have a duration of less than one month, and substantially all of the PDF Contracts are settled in the same month in which the trade execution is initiated. At the expiration of a PDF Contract, physical delivery will occur if the counterparties to the PDF Contract have not previously settled the PDF Contract. PDF Contract Traders are generally institutional investors and market makers that enter into agreements separately with each of IFUS, ICUS and us for trading, clearing and custody related services, respectively. With respect to our provision of custody services that are necessary to support the trading and clearing services provided by IFUS and ICUS for the PDF Contracts, our customers are IFUS and ICUS, who are related parties. In this regard, our obligation is to provide a stand-ready custody function that supports the trading and clearing services for the PDF Contracts. Our obligation to provide a stand-ready custody function includes related promises such as: (i) the initial onboarding of PDF Contract Traders to the custody warehouse, which represents the commencement of the custody services; (ii) maintaining a system of accounts within its custody warehouse on behalf of IFUS and ICUS to ensure accurate, timely transfers of bitcoin at PDF Contract maturity (thereby mitigating ICUS’s clearing risk and ensuring safe storage of bitcoin, including when PDF Contracts settle through physical delivery); (iii) standing ready to accept bitcoin deposits from PDF Contract Traders at any point between execution and settlement of the PDF Contract; (iv) verifying account balances of PDF Contract Traders as their PDF Contracts approach expiration; (v) making transfers between PDF Contract Traders as instructed by ICUS when the PDF Contracts reach expiration; and (vi) permitting withdrawals of bitcoin as directed by PDF Contract Traders.
The maximum duration of our performance obligation extends from trade execution through the later of settlement of a PDF Contract or the ultimate withdrawal of physically-delivered bitcoin underlying the PDF Contract. However, in our experience, less than 1% of PDF Contracts go to physical settlement. In certain arrangements with PDF Contract Traders, IFUS offers rebates to support market liquidity and trading volume, which provides qualified PDF Contract Traders with a discount to the applicable transaction fee. Under the terms of the Triparty Agreement, these rebates reduce the amount of the trading and clearing revenue that IFUS and ICUS pay to us. To the extent the rebates issued to PDF Contract Traders exceed the transaction fees collected by IFUS and ICUS, we pay IFUS and ICUS for the difference between the rebate amounts and the collected transaction fees. We do not receive any goods or services from IFUS or ICUS in exchange for the payment. The payment to IFUS and ICUS for such shortfall is required to be paid pursuant to the Triparty Agreement. We recognized revenues related to the Triparty Agreement of approximately $0.1 million, $0.1 million and $(2.0) million for the periods from October 15, 2021 through December 31, 2021 and January 1, 2021 through October 14, 2021 and the year ended December 31, 2020, respectively, net of less than $0.1 million for rebates and incentive payments (contra-revenue) for the period from October 15, 2021 through December 31, 2021 and approximately $0.2 million and $3.4 million for rebates and incentive payments (contra-revenue) for the period from January 1, 2021 through October 14, 2021 and the year ended December 31, 2020, respectively.
The Triparty Agreement also required Bakkt Trust to make, and, subject to certain limits, to replenish as needed a $35.4 million default resource contribution to ICUS, to be used by ICUS in accordance with the ICUS rules. As described in Note 6, the contribution requirement was reduced to $15.0 million in 2021. The contribution is included in the “Deposits with clearinghouse (affiliate in Predecessor period)” current and noncurrent balances. Interest earned on the contribution, net of certain fees and costs, is paid to Bakkt Trust from ICUS. We did not earn any interest for the periods from October 15, 2021 through December 31, 2021 and January 1, 2021 through October 14, 2021. Total interest of $0.1 million was earned for the year ended December 31, 2020 and is included in “Interest income, net.” All interest earned was collected as of December 31, 2020.
Prior to the Business Combination, we also recognized a capital contribution for the cost of the trading and clearing services provided by IFUS and ICUS pursuant to the Contribution Agreement, which reduced revenue attributable to the Triparty Agreement by $0.2 million and $0.7 million for the period from January 1, 2021 through October 14, 2021 and the year ended December 31, 2020, respectively (Note 10). We did not recognize a material reduction in revenue related to this capital contribution for the period from October 15, 2021 through December 31, 2021.
Pursuant to a separate triparty agreement among ICE Futures Singapore (“IFS”), ICE Clear Singapore (“ICS”) and Opco, IFS and ICS provide trade execution and clearing services to customers that trade the cash-settled futures. We provide to IFS and ICS pricing data from its PDF Contracts and also licenses its name to IFS and ICS for use in marketing the cash-settled futures. ICS and IFS pay to us 35% of the net trading and clearing revenue that they earn with respect to these contracts. We are not a party to the contracts with customers that trade the cash-settled futures. To date, the cash-settled contracts have resulted in no net revenue payable to us.
As of December 31, 2021 and 2020, we had $0 and approximately $1.9 million, respectively, reflected as “Due to related party (affiliate in Predecessor period)” in the balance sheets related to the intercompany services agreement and Triparty Agreement. As of December 31, 2021 and 2020, we had approximately $0.1 million and $0, respectively, as recorded within “Accounts receivable, net” in the balance sheets related to the intercompany services agreement and Triparty Agreement.
Other Contractual Relationships with ICE
Prior to the withdrawal of Bakkt Clearing’s ICUS membership on May 20, 2020, Bakkt Clearing was required to hold shares of ICE stock for ICUS membership privileges. These shares were carried at cost basis and evaluated periodically for impairment. In connection with the withdrawal of Bakkt Clearing’s ICUS membership, these shares were remeasured at fair value, with unrealized gains and losses being reflected as “Other income (expense), net” in the statements of operations. In June 2021, we sold all of its shares of ICE stock. For the period from January 1, 2021 through October 14, 2021, we recorded a realized loss on the sale of shares of affiliate stock of approximately $0.1 million. For the year ended December 31, 2020, we recorded an unrealized gain of $0.6 million which is included in “Other income (expense), net”.
On February 21, 2020, ICE acquired 100% of the issued and outstanding ownership interests in Bridge2 Solutions (Note 4). On March 12, 2020, we completed Series C round of funding in the amount of $299.7 million and issued 270,000,000 Class C voting units to ICE and certain minority investors (Note 10). As part of this funding, ICE contributed the Bridge2 Solutions business to us at an enterprise value of $261.4 million with $10.1 million of additional goodwill, as discussed in Note 4, and made a $2.6 million cash contribution, approximately $1.4 million of which was used to pay acquisition-related expenses incurred by the Company. Additionally, we received approximately $36.6 million of cash contributions from ICE and certain minority investors.
Minority Investor Transactions
On May 19, 2020, we entered into an agreement to issue a warrant for our Class C voting units to a minority investor in exchange for certain management consulting services rendered by minority investor to us. The fair value of the warrant on the grant date was estimated to be approximately $1.6 million. See Note 10 for additional disclosures.

VPC IMPACT ACQUISITION HOLDINGS [Member]
Related Party Transactions
NOTE 5—RELATED PARTY TRANSACTIONS
Founder Shares
On August 3, 2020, the Sponsor paid $25,000 to cover certain offering and formation costs of the Company in consideration for 5,750,000 Class B ordinary shares (the “Founder Shares”). In September 2020, the Sponsor transferred an aggregate of 60,000 Founder Shares to members of the Company’s board of directors, resulting in the Sponsor holding 5,690,000 Founder Shares. The Founder Shares included an aggregate of up to 750,000 shares that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised, so that the number of Founder Shares would equal, on an as-converted
basis, approximately 20% of the Company’s issued and outstanding ordinary shares after the Initial Public Offering. In connection with the underwriters’ partial exercise of the over-allotment option and the forfeiture of the remaining over-allotment option, 565,700 Founder Shares were forfeited and 184,300 Founder Shares are no longer subject to forfeiture resulting in an aggregate of 5,184,300 Founder Shares outstanding at October 1, 2020.
The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earliest of: (A) one year after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions,
share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day
period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the Public Shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.
Administrative Services Agreement
Commencing on September 25, 2020, the Company entered into an agreement to pay the Sponsor up to $10,000 per month for office space, utilities, secretarial and administrative support services. Upon completion of a Business Combination or its liquidation, the Company will cease paying these monthly fees. For the period ended October 14, 2021 and for the period from July 31, 2020 (inception) through September 30, 2020, the Company incurred $30,000, $90,000 and $0 in fees for these services, respectively. As of October 14, 2021 and December 31, 2020, $110,000 and $30,000 remained unpaid in the accrued expenses line item on the balance sheets, respectively.